Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	HAWAIIAN TAX FREE TRUST
Entity Central Index Key	0000750909
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 01, 2020
Document Effective Date	Sep. 01, 2020
Prospectus Date	Sep. 01, 2020